Fair Value of Financial Assets and Liabilities - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Assets measured at fair value		$ 0
Liabilities measured at fair value		0
Fair value, assets transfers from Level 1 to Level 2 measurement		0
Fair value, assets transfers from Level 1 to Level 2 measurement	$ 0
Fair value, assets transfers from Level 2 to Level 1 measurement		0
Fair value, assets transfers from Level 2 to Level 1 measurement	0
Fair value, assets transfers from Level 1 to Level 3 measurement	0	0
Fair value, assets transfers from Level 2 to Level 3 measurement	0	0
Fair value, assets transfers from Level 3 to Level 1 measurement	0	0
Fair value, assets transfers from Level 3 to Level 2 measurement	0	0
Restricted investment	$ 1,401	$ 1,401